CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 29, 2023	Apr. 25, 2023	Dec. 31, 2022
Stockholders' Deficit:
Preferred stock, par value (in dollars per share)	$ 0.0001			$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000			1,000,000
Preferred stock, shares issued (in shares)	0			0
Preferred stock, shares outstanding (in shares)	0			0
Class A Common Stock [Member]
Liabilities and Stockholders' Deficit
Common stock subject to possible redemption (in shares)	1,717,578	3,985,213	21,282,422	23,000,000
Common stock, redemption price per share (in dollars per share)	$ 10.98	$ 10.95	$ 10.4	$ 10.31
Stockholders' Deficit:
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)	500,000,000			500,000,000
Common stock, shares issued (in shares)	5,000,000			0
Common stock, shares outstanding (in shares)	5,000,000			0
Class B Common Stock [Member]
Stockholders' Deficit:
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)	50,000,000			50,000,000
Common stock, shares issued (in shares)	750,000			5,750,000
Common stock, shares outstanding (in shares)	750,000			5,750,000